UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSRS

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

Investment Company Act file number 811-07288
                                   ---------

                      FRANKLIN STRATEGIC MORTGAGE PORTFOLIO
                      -------------------------------------
               (Exact name of registrant as specified in charter)

                 ONE FRANKLIN PARKWAY, SAN MATEO, CA 94403-1906
                 -----------------------------------------------
               (Address of principal executive offices) (Zip code)

          CRAIG S. TYLE, ONE FRANKLIN PARKWAY, SAN MATEO, CA 94403-1906
          -------------------------------------------------------------
                     (Name and address of agent for service)

Registrant's telephone number, including area code: 650 312-2000
                                                    ------------

Date of fiscal year end: 9/30
                         ----

Date of reporting period: 3/31/08
                          -------

      ITEM 1. REPORTS TO STOCKHOLDERS.


                                                                  MARCH 31, 2008

[PHOTO]

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       SEMIANNUAL REPORT AND SHAREHOLDER LETTER                INCOME
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                     [FRANKLIN TEMPLETON INVESTMENTS LOGO]

                      FRANKLIN - Templeton - Mutual Series

SEMIANNUAL REPORT

FRANKLIN STRATEGIC MORTGAGE PORTFOLIO

YOUR FUND'S GOAL AND MAIN INVESTMENTS: Franklin Strategic Mortgage Portfolio seeks high total return (a combination of high current income and capital appreciation) relative to the performance of the general mortgage securities market by investing at least 80% of its net assets in a portfolio of mortgage securities. The Fund normally focuses its investments in mortgage pass-through securities, which are securities representing interests in "pools" of mortgage loans issued or guaranteed by the U.S. government, its agencies or instrumentalities. Some of the Fund's investments may include securities issued by government-sponsored entities, such as Fannie Mae and Freddie Mac.(1)

PERFORMANCE DATA REPRESENT PAST PERFORMANCE, WHICH DOES NOT GUARANTEE FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE, AND YOU MAY HAVE A GAIN OR LOSS WHEN YOU SELL YOUR SHARES. CURRENT PERFORMANCE MAY DIFFER FROM FIGURES SHOWN. PLEASE VISIT franklintempleton.com OR CALL 1-800/342-5236 FOR MOST RECENT MONTH-END PERFORMANCE.

PORTFOLIO BREAKDOWN
Based on Total Net Investments as of 3/31/08

[PIE CHART]

Federal National Mortgage Association (FNMA).......................  35.6%
Federal Home Loan Mortgage Corp. (FHLMC)...........................  30.6%
Asset-Backed Securities & Commercial Mortgage-Backed Securities....  28.5%
Government National Mortgage Association (GNMA)....................   2.0%
Short-Term Investments.............................................   3.3%

This semiannual report for Franklin Strategic Mortgage Portfolio covers the period ended March 31, 2008.

PERFORMANCE OVERVIEW

For the six months under review, Franklin Strategic Mortgage Portfolio - Class A delivered a +0.84% cumulative total return. The Fund underperformed

1. Securities owned by the Fund but not shares of the Fund are guaranteed by the U.S. government, its agencies or instrumentalities as to the timely payment of principal and interest. Although U.S. government-sponsored entities may be chartered or sponsored by acts of Congress, their securities are neither insured nor guaranteed by the U.S. Treasury. Please refer to the Fund's prospectus for a detailed discussion regarding various levels of credit support for government agency or instrumentality securities. The Fund's yield and share price are not guaranteed and will fluctuate with market conditions.

THE DOLLAR VALUE, NUMBER OF SHARES OR PRINCIPAL AMOUNT, AND NAMES OF ALL PORTFOLIO HOLDINGS ARE LISTED IN THE FUND'S STATEMENT OF INVESTMENTS (SOI). THE SOI BEGINS ON PAGE 12.

                              Semiannual Report | 3
its benchmark, the Citigroup Mortgage Index, which returned +5.67% for the same period.(2) For comparison, the Lipper U.S. Mortgage Funds Classification Average returned +1.75%, and the Lehman Brothers (LB) U.S. Treasury Index, a component of the LB U.S. Government Index, returned +8.56%.(3) You can find the Fund's long-term performance data in the Performance Summary on page 8.

ECONOMIC AND MARKET OVERVIEW

The U.S. economy slowed during the six months ended March 31, 2008, as gross domestic product growth decelerated sharply and registered an annualized rate of 0.6% in the fourth quarter of 2007 and first quarter of 2008. This was a significant change from the third quarter's fairly robust 4.9% annualized growth, which was the highest in more than seven years. A softening labor market, tighter credit conditions and ongoing housing market weakness rattled consumer confidence and hurt consumer spending. These factors as well as upward inflationary pressures from rising food, energy and commodity prices, and a weaker dollar significantly weighed on the overall economy.

Volatile oil prices reached a historical high in March, topping $110 per barrel before retreating to $102 by period-end. Core inflation, which excludes food and energy costs, rose modestly for the period, signaling that inflation risk remains. For March 2008, core inflation had a 12-month increase of 2.4%.(4) The Federal Reserve Board's (Fed's) preferred measure of inflation, the core personal consumption expenditures price index, reported a 12-month increase of 2.1%.(5)

2. Source: Standard & Poor's Micropal. The Citigroup Mortgage Index is the mortgage component of the Citigroup U.S. Broad Investment-Grade Bond Index and comprises 30- and 15-year GNMA, FNMA and FHLMC securities and FNMA and FHLMC balloon mortgages. The index is unmanaged and includes reinvestment of any income or distributions. One cannot invest directly in an index, nor is an index representative of the Fund's portfolio.

3. Sources: Lipper Inc.; Standard & Poor's Micropal. The Lipper U.S. Mortgage Funds Classification Average is calculated by averaging the total return for all funds within the Lipper U.S. Mortgage Funds classification in the Lipper Open-End Underlying funds universe for the period indicated. Lipper U.S. Mortgage Funds are defined as funds that invest primarily in mortgages/ securities issued or guaranteed as to principal and interest by the U.S. government and certain federal agencies. For the six-month period ended 3/31/08, the Lipper U.S. Mortgage Funds Classification Average consisted of 87 funds. Lipper calculations do not include sales charges or subsidization by a fund's manager. The Fund's performance relative to the average might have differed if these or other factors had been considered. The LB U.S. Treasury Index includes public obligations of the U.S. Treasury with a remaining maturity of one year or more. All issues must have at least one year to final maturity regardless of call features, have at least $250 million par amount outstanding and be rated investment grade (Baa3 or better). They must also be dollar denominated, nonconvertible and publicly issued. Treasuries, if held to maturity, offer a fixed rate of return and fixed principal value; their interest payments and principal are guaranteed. The Fund's investment return and share price fluctuate with market conditions. The indexes are unmanaged and include reinvestment of any income or distributions. One cannot invest directly in an index, nor is an index representative of the Fund's portfolio.

4. Source: Bureau of Labor Statistics.

5. Source: Bureau of Economic Analysis.

                              4 | Semiannual Report

As financial market turmoil and investor uncertainty persisted, the Fed remained committed to act in an effort to restore confidence and liquidity to U.S. financial markets. The Fed implemented a number of programs to buffer downside risk, such as a $200 billion package to increase liquidity to banks, an extension on direct credit lines to non-banking financial service companies and the orchestration of Bear Stearns' acquisition by JPMorgan Chase. The Fed cut interest rates five times over the six-month period, bringing the federal funds target rate to 2.25%. In addition, regulators eased capital requirements on government-sponsored Fannie Mae and Freddie Mac. Despite the Fed's aggressive actions, U.S. Treasuries rallied in a flight to quality and equities continued to fall during the period.

Over the period, as investors sought the relative safety of short-term U.S. Treasuries, Treasury yields declined and the yield curve steepened. Short-term, two- and five-year yields declined substantially, with the two-year bill yielding 1.62% at the end of March, down from 3.97% six months prior. The 10-year U.S. Treasury note ended March yielding 3.45%, compared with 4.59% at the beginning of the period.

INVESTMENT STRATEGY

We invest at least 80% of the Fund's net assets in mortgage securities. Normally we focus on mortgage pass-through securities issued or guaranteed by the Government National Mortgage Association (Ginnie Mae), Fannie Mae and Freddie Mac. At least 65% of total assets are invested in securities rated AAA by Standard & Poor's Rating Group (S&P) or Fitch, or Aaa by Moody's Investors Service (Moody's), independent credit rating agencies. For the remaining 35% of portfolio securities, at least 20% will be rated at least BBB by S&P or Fitch, or Baa by Moody's, and up to 15% may be invested in securities rated below BBB by Fitch, or Baa by Moody's. If unrated, securities will be deemed of comparable quality by the Fund's manager. Within these parameters, we rely on our research to help us identify attractive investment opportunities.

MANAGER'S DISCUSSION

During the six months ended March 31, 2008, troubled financial markets grew more volatile largely due to generally weak economic reports. As the housing market continued to contract, economic uncertainty intensified. Liquidity also evaporated during the reporting period, which severely hampered financial markets. Sentiment rapidly deteriorated and investors fled to the relative safety of U.S. government and agency securities.

DIVIDEND DISTRIBUTIONS*

10/1/07-3/31/08

MONTH       DIVIDEND PER SHARE
            ------------------
October           4.6962 cents
November          4.3197 cents
December          4.1858 cents
January           4.2779 cents
February          4.2410 cents
March             4.2825 cents
            ------------------
TOTAL            26.0031 CENTS

* Assumes shares were purchased and held for the entire accrual period. Since dividends accrue daily, your actual distributions will vary depending on the date you purchased your shares and any account activity. All Fund distributions will vary depending upon current market conditions, and past distributions are not indicative of future trends.

                              Semiannual Report | 5

Ginnie Mae (GNMA) and conventional Fannie Mae (FNMA) and Freddie Mac (FHLMC) securities generally benefited from the flight to quality due to their explicit or implied government backing as they performed better than many other credit-related sectors. However, they lagged the superior returns of U.S. Treasuries with comparable durations. Conversely, mortgage-related asset-backed securities (ABS) and commercial MBS (CMBS) exhibited greater volatility and detracted from the Fund's performance during the reporting period.

Our broad investment strategy led us to search for value across the entire mortgage spectrum. Despite the pullback in housing and refinancing activity and tightening credit standards, many of our major strategic investment themes remained in place. In this environment, we increased our allocation to higher coupon MBS and found opportunities in those sectors where yield spreads widened and a lack of liquidity hampered performance.

For most of the reporting period, we continued to emphasize higher-quality securitized sectors where we found opportunities that we believed had attractive yields and were fundamentally sound. Toward the end of the reporting period, however, we favored higher-quality CMBS and certain ABS at the expense of our weightings in U.S. government and agency securities.

The majority of the portfolio's mortgage-related ABS are AAA-rated, floating rate securities and have been fairly well-protected from the defaults associated with the subprime mortgages that have been the market's primary concern. We continued to hold CMBS, as we believed credit fundamentals for the sector's major property types were generally positive. The Fund's CMBS allocations were generally AAA- and AA-rated securities that were high in the capital structure and that we believed could benefit from sufficiently high levels of credit protection to withstand principal loss from the underlying collateral.

                              6 | Semiannual Report

Thank you for your continued participation in Franklin Strategic Mortgage Portfolio. We look forward to serving your future investment needs.

[PHOTO OF ROGER A. BAYSTON]

-s- Roger A. Bayston

Roger A. Bayston, CFA
Portfolio Manager
Franklin Strategic Mortgage Portfolio

THE FOREGOING INFORMATION REFLECTS OUR ANALYSIS, OPINIONS AND PORTFOLIO HOLDINGS AS OF MARCH 31, 2008, THE END OF THE REPORTING PERIOD. THE WAY WE IMPLEMENT OUR MAIN INVESTMENT STRATEGIES AND THE RESULTING PORTFOLIO HOLDINGS MAY CHANGE DEPENDING ON FACTORS SUCH AS MARKET AND ECONOMIC CONDITIONS. THESE OPINIONS MAY NOT BE RELIED UPON AS INVESTMENT ADVICE OR AN OFFER FOR A PARTICULAR SECURITY. THE INFORMATION IS NOT A COMPLETE ANALYSIS OF EVERY ASPECT OF ANY MARKET, COUNTRY, INDUSTRY, SECURITY OR THE FUND. STATEMENTS OF FACT ARE FROM SOURCES CONSIDERED RELIABLE, BUT THE INVESTMENT MANAGER MAKES NO REPRESENTATION OR WARRANTY AS TO THEIR COMPLETENESS OR ACCURACY. ALTHOUGH HISTORICAL PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS, THESE INSIGHTS MAY HELP YOU UNDERSTAND OUR INVESTMENT MANAGEMENT PHILOSOPHY.

                              Semiannual Report | 7

PERFORMANCE SUMMARY AS OF 3/31/08

Your dividend income will vary depending on dividends or interest paid by securities in the Fund's portfolio, adjusted for operating expenses. Capital gain distributions are net profits realized from the sale of portfolio securities. The performance table does not reflect any taxes that a shareholder would pay on Fund dividends, capital gain distributions, if any, or any realized gains on the sale of Fund shares. Total return reflects reinvestment of the Fund's dividends and capital gain distributions, if any, and any unrealized gains or losses.

PRICE AND DISTRIBUTION INFORMATION

CLASS A (SYMBOL: FSMIX)                          CHANGE    3/31/08   9/30/07
-------------------------------                 --------   -------   -------
Net Asset Value (NAV)                           -$  0.18   $  9.24   $  9.42
DISTRIBUTIONS (10/1/07-3/31/08)
Dividend Income                   $  0.260031

PERFORMANCE (1)

CUMULATIVE TOTAL RETURN EXCLUDES THE SALES CHARGE. AVERAGE ANNUAL TOTAL RETURN INCLUDES THE MAXIMUM SALES CHARGE. CLASS A: 4.25% MAXIMUM INITIAL SALES CHARGE. THE FUND MAY CHARGE A 2% FEE ON REDEMPTIONS MADE WITHIN SEVEN DAYS OF PURCHASE.

CLASS A                                  6-MONTH           1-YEAR    5-YEAR   10-YEAR
--------------------------------------   -------   -----   ------   -------   -------
Cumulative Total Return (2)               +0.84%           +1.63%   +17.54%   +68.44%
Average Annual Total Return (3)           -3.47%           -2.72%    +2.40%    +4.90%
   Distribution Rate (4)                           5.22%
   30-Day Standardized Yield (5)                   4.50%
   Total Annual Operating Expenses (6)             0.58%

PERFORMANCE DATA REPRESENT PAST PERFORMANCE, WHICH DOES NOT GUARANTEE FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE, AND YOU MAY HAVE A GAIN OR LOSS WHEN YOU SELL YOUR SHARES. CURRENT PERFORMANCE MAY DIFFER FROM FIGURES SHOWN. FOR MOST RECENT MONTH-END PERFORMANCE, SEE "FUNDS AND PERFORMANCE" AT FRANKLINTEMPLETON.COM OR CALL 1-800/342-5236.

ENDNOTES

THE FUND'S SHARE PRICE AND YIELD WILL BE AFFECTED BY INTEREST RATE MOVEMENTS AND MORTGAGE PREPAYMENTS. BOND PRICES GENERALLY MOVE IN THE OPPOSITE DIRECTION OF INTEREST RATES. THUS, AS PRICES OF BONDS IN THE FUND ADJUST TO A RISE IN INTEREST RATES, THE FUND'S SHARE PRICE MAY DECLINE. THE FUND'S PROSPECTUS ALSO INCLUDES A DESCRIPTION OF THE MAIN INVESTMENT RISKS.

1. Past expense reductions by the Fund's manager increased the Fund's total returns. If the manager had not taken this action, the Fund's total returns would have been lower.

2. Cumulative total return represents the change in value of an investment over the periods indicated.

3. Average annual total return represents the average annual change in value of an investment over the periods indicated. Six-month return has not been annualized.

4. Distribution rate is based on the sum of distributions per share for the last 30 days of March and the maximum offering price of $9.65 on 3/31/08.

5. Yield, calculated as required by the SEC, is based on the earnings of the Fund's portfolio for the 30 days ended 3/31/08.

6. Figures are as stated in the Fund's prospectus current as of the date of this report.

                              8 | Semiannual Report

YOUR FUND'S EXPENSES

As a Fund shareholder, you can incur two types of costs:

- Transaction costs, including sales charges (loads) on Fund purchases and redemption fees; and

- Ongoing Fund costs, including management fees, distribution and service (12b-1) fees, and other Fund expenses. All mutual funds have ongoing costs, sometimes referred to as operating expenses.

The following table shows ongoing costs of investing in the Fund and can help you understand these costs and compare them with those of other mutual funds. The table assumes a $1,000 investment held for the six months indicated.

ACTUAL FUND EXPENSES

The first line (Actual) for each share class listed in the table provides actual account values and expenses. The "Ending Account Value" is derived from the Fund's actual return, which includes the effect of Fund expenses.

You can estimate the expenses you paid during the period by following these steps. OF COURSE, YOUR ACCOUNT VALUE AND EXPENSES WILL DIFFER FROM THOSE IN THIS ILLUSTRATION:

1. Divide your account value by $1,000.

   IF AN ACCOUNT HAD AN $8,600 VALUE, THEN $8,600 / $1,000 = 8.6.

2. Multiply the result by the number under the heading "Expenses Paid During Period."

   IF EXPENSES PAID DURING PERIOD WERE $7.50, THEN 8.6 X $7.50 = $64.50.

In this illustration, the estimated expenses paid this period are $64.50.

HYPOTHETICAL EXAMPLE FOR COMPARISON WITH OTHER FUNDS

Information in the second line (Hypothetical) for each class in the table can help you compare ongoing costs of investing in the Fund with those of other mutual funds. This information may not be used to estimate the actual ending account balance or expenses you paid during the period. The hypothetical "Ending Account Value" is based on the actual expense ratio for each class and an assumed 5% annual rate of return before expenses, which does not represent the Fund's actual return. The figure under the heading "Expenses Paid During Period" shows the hypothetical expenses your account would have incurred under this scenario. You can compare this figure with the 5% hypothetical examples that appear in shareholder reports of other funds.

                              Semiannual Report | 9

PLEASE NOTE THAT EXPENSES SHOWN IN THE TABLE ARE MEANT TO HIGHLIGHT ONGOING COSTS AND DO NOT REFLECT ANY TRANSACTION COSTS, SUCH AS SALES CHARGES OR REDEMPTION FEES. Therefore, the second line for each class is useful in comparing ongoing costs only, and will not help you compare total costs of owning different funds. In addition, if transaction costs were included, your total costs would have been higher. Please refer to the Fund prospectus for additional information on operating expenses.

                                           BEGINNING ACCOUNT   ENDING ACCOUNT    EXPENSES PAID DURING
CLASS A                                     VALUE 10/1/08       VALUE 3/31/07   PERIOD* 10/1/07-3/31/08
----------------------------------------   -----------------   --------------   -----------------------
Actual                                         $  1,000         $  1,008.40            $  2.86
Hypothetical (5% return before expenses)       $  1,000         $  1,022.15            $  2.88

* Expenses are calculated using the most recent six-month annualized expense ratio of 0.57%, multiplied by the average account value over the period, multiplied by 183/366 to reflect the one-half year period.

                             10 | Semiannual Report

FRANKLIN STRATEGIC MORTGAGE PORTFOLIO

FINANCIAL HIGHLIGHTS

                                   SIX MONTHS ENDED
                                    MARCH 31, 2008                                 YEAR ENDED SEPTEMBER 30,
                                      (UNAUDITED)          2007             2006             2005            2004           2003
                                   ----------------- ---------------- ---------------- ---------------- ---------------- ----------
PER SHARE OPERATING PERFORMANCE
(for a share outstanding
   throughout the period)
Net asset value, beginning of
   period.........................    $    9.42        $    9.59        $    9.73        $    9.96        $   10.06      $   10.36
                                      ---------        ---------        ---------        ---------        ---------      ---------
Income from investment
   operations (a):
   Net investment income (b)......        0.216            0.476            0.418            0.391            0.328          0.285
   Net realized and unrealized
      gains (losses)..............       (0.136)          (0.129)          (0.069)          (0.123)           0.112          0.048
                                      ---------        ---------        ---------        ---------        ---------      ---------
Total from investment
   operations.....................        0.080            0.347            0.349            0.268            0.440          0.333
                                      ---------        ---------        ---------        ---------        ---------      ---------
   Net investment income..........       (0.260)          (0.517)          (0.489)          (0.498)          (0.540)        (0.542)
   Net realized gains.............           --               --               --               --               --         (0.091)
                                      ---------        ---------        ---------        ---------        ---------      ---------
Total distributions...............       (0.260)          (0.517)          (0.489)          (0.498)          (0.540)        (0.633)
                                      ---------        ---------        ---------        ---------        ---------      ---------
Redemption fees...................           -- (f)           -- (f)           -- (f)           -- (f)           -- (f)         --
                                      ---------        ---------        ---------        ---------        ---------      ---------
Net asset value, end of period....    $    9.24        $    9.42        $    9.59        $    9.73        $    9.96      $   10.06
                                      =========        =========        =========        =========        =========      =========

Total return (c)..................         0.84%            3.70%            3.73%            2.74%            4.41%          3.40%

RATIOS TO AVERAGE NET ASSETS (d)
Expenses..........................         0.57% (g)        0.57% (g)        0.55% (g)        0.55% (g)        0.54% (g)      0.52%
Net investment income.............         4.68%            5.05%            4.48%            3.97%            3.29%          2.79%

SUPPLEMENTAL DATA
Net assets, end of period
   (000's)........................    $ 208,682        $ 243,664        $ 287,865        $ 367,759        $ 376,848      $ 421,827
Portfolio turnover rate...........       160.61%          326.67%          247.03%          160.36%          245.18%        288.41%
Portfolio turnover rate
   excluding mortgage
   dollar rolls (e)...............         7.35%           30.85%           38.75%           36.26%           50.14%        125.17%

(a) The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund shares in relation to income earned and/or fluctuating market value of the investments of the Fund.

(b) Based on average daily shares outstanding for years ended September 30, 2003 through September 30, 2004.

(c) Total return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.

(d) Ratios are annualized for periods less than one year.

(e) See Note 1(f) regarding mortgage dollar rolls.

(f) Amount rounds to less than $0.001 per share.

(g) Benefit of expense reduction rounds to less than 0.01%.

                   Semiannual Report | The accompanying notes
            are an integral part of these financial statements. | 11

FRANKLIN STRATEGIC MORTGAGE PORTFOLIO

STATEMENT OF INVESTMENTS, MARCH 31, 2008 (UNAUDITED)

                                                                        PRINCIPAL AMOUNT (a)       VALUE
                                                                        --------------------   -------------
    LONG TERM INVESTMENTS 127.6%
    MORTGAGE-BACKED SECURITIES 90.0%
(b) FEDERAL HOME LOAN MORTGAGE CORP. (FHLMC) ADJUSTABLE RATE 4.5%
    FHLMC, 5.968%, 10/01/36 ...........................................      2,850,421         $  2,926,186
    FHLMC, 5.98%, 10/01/18 ............................................        189,282              195,031
    FHLMC, 6.178%, 7/01/30 ............................................        563,018              588,862
    FHLMC, 6.361%, 3/01/19 ............................................        220,866              226,092
    FHLMC, 6.435%, 1/01/32 ............................................        127,260              129,480
    FHLMC, 6.542%, 1/01/28 ............................................        345,333              361,521
    FHLMC, 6.634%, 5/01/20 ............................................        235,536              240,458
    FHLMC, 6.709%, 11/01/16 ...........................................        414,760              420,907
    FHLMC, 6.756%, 7/01/22 ............................................      1,339,184            1,360,352
    FHLMC, 6.86%, 1/01/31 .............................................        203,968              207,402
    FHLMC, 6.871%, 11/01/25 ...........................................         97,401               98,319
    FHLMC, 6.875%, 4/01/17 ............................................         58,334               58,909
    FHLMC, 7.004%, 7/01/24 ............................................        174,914              178,703
    FHLMC, 7.019%, 11/01/19 ...........................................        184,670              190,515
    FHLMC, 7.023%, 4/01/30 ............................................      1,532,756            1,581,840
    FHLMC, 7.067%, 4/01/24 ............................................        216,913              222,135
    FHLMC, 7.106%, 5/01/22 ............................................         67,203               69,012
    FHLMC, 7.131%, 12/01/30 ...........................................        141,803              145,450
    FHLMC, 7.219%, 8/01/31 ............................................         74,466               74,724
    FHLMC, 7.321%, 4/01/31 ............................................         69,218               71,702
    FHLMC, 7.375%, 4/01/18 ............................................        100,563              102,017
                                                                                               ------------
                                                                                                  9,449,617
                                                                                               ------------
    FEDERAL HOME LOAN MORTGAGE CORP. (FHLMC) FIXED RATE 35.8%
    FHLMC Gold 15 Year, 5.00%, 10/01/17 - 8/01/18 .....................      3,380,370            3,431,944
    FHLMC Gold 15 Year, 6.50%, 3/01/09 - 4/01/11 ......................          1,319                1,354
    FHLMC Gold 15 Year, 7.00%, 6/01/09 - 7/01/11 ......................          2,760                2,862
    FHLMC Gold 15 Year, 7.50%, 4/01/10 ................................          1,348                1,392
    FHLMC Gold 15 Year, 8.00%, 1/01/10 - 12/01/12 .....................         14,877               15,352
    FHLMC Gold 30 Year, 5.00%, 10/01/33 - 7/01/35 .....................      5,064,637            5,024,524
    FHLMC Gold 30 Year, 5.00%, 7/01/35 ................................      3,657,863            3,628,208
    FHLMC Gold 30 Year, 5.00%, 7/01/35 ................................      3,784,370            3,753,691
(c) FHLMC Gold 30 Year, 5.00%, 4/01/38 ................................      2,688,000            2,661,539
(c) FHLMC Gold 30 Year, 5.50%, 4/01/33 ................................     26,860,000           27,124,410
    FHLMC Gold 30 Year, 5.50%, 9/01/33 ................................        484,502              490,933
    FHLMC Gold 30 Year, 6.00%, 7/01/28 - 6/01/34 ......................        639,571              659,518
    FHLMC Gold 30 Year, 6.00%, 8/01/34 ................................      3,654,664            3,762,134
(c) FHLMC Gold 30 Year, 6.00%, 4/01/37 ................................     13,400,000           13,741,285
    FHLMC Gold 30 Year, 6.50%, 2/01/19 - 7/01/32 ......................      1,577,581            1,654,291
(c) FHLMC Gold 30 Year, 6.50%, 4/01/33 ................................      4,250,000            4,408,712
    FHLMC Gold 30 Year, 7.50%, 10/01/25 - 8/01/32 .....................        888,726              959,032
    FHLMC Gold 30 Year, 8.00%, 7/01/24 - 5/01/30 ......................        181,233              196,355
    FHLMC Gold 30 Year, 8.50%, 10/01/17 - 9/01/30 .....................        398,097              427,504
    FHLMC Gold 30 Year, 9.00%, 9/01/30 ................................        263,661              293,975
    FHLMC Gold 30 Year, 9.25%, 12/01/08 ...............................          1,890                1,925
    FHLMC Gold 30 Year, 9.50%, 12/01/16 - 4/01/25 .....................      1,104,543            1,231,920
    FHLMC PC 30 Year, 8.50%, 2/01/17 - 5/01/17 ........................        969,499            1,048,898

                             12 | Semiannual Report

FRANKLIN STRATEGIC MORTGAGE PORTFOLIO

                                                                        PRINCIPAL AMOUNT (a)     VALUE
                                                                        --------------------  ------------
    LONG TERM INVESTMENTS (CONTINUED)
    MORTGAGE-BACKED SECURITIES (CONTINUED)
    FEDERAL HOME LOAN MORTGAGE CORP. (FHLMC) FIXED RATE (CONTINUED)
    FHLMC PC 30 Year, 9.00%, 7/01/08 - 6/01/16 .......................            1,892       $      2,070
    FHLMC PC 30 Year, 9.25%, 8/01/14 .................................            4,415              4,813
    FHLMC PC 30 Year, 9.50%, 12/01/09 - 8/01/19 ......................          146,552            159,952
                                                                                              ------------
                                                                                                74,688,593
                                                                                              ------------
(b) FEDERAL NATIONAL MORTGAGE ASSOCIATION (FNMA) ADJUSTABLE RATE 5.6%
    FNMA, 3.838%, 1/01/17 ............................................          731,575            729,934
    FNMA, 5.277%, 4/01/33 ............................................          561,691            567,206
    FNMA, 5.322%, 1/01/18 ............................................        2,216,160          2,218,942
    FNMA, 5.396%, 4/01/27 ............................................          187,633            190,937
    FNMA, 5.412%, 10/01/19 ...........................................          321,956            327,315
    FNMA, 5.723%, 5/01/21 ............................................          325,505            334,723
    FNMA, 5.973%, 4/01/31 ............................................           99,672            101,468
    FNMA, 5.995%, 5/01/30 ............................................          194,151            200,895
    FNMA, 6.027%, 8/01/27 ............................................          164,854            167,973
    FNMA, 6.051%, 7/01/17 ............................................          178,936            182,908
    FNMA, 6.167%, 4/01/18 ............................................           34,958             35,882
    FNMA, 6.375%, 10/01/29 ...........................................           25,683             26,385
    FNMA, 6.382%, 12/01/24 ...........................................          111,735            116,397
    FNMA, 6.402%, 12/01/31 ...........................................           74,861             76,468
    FNMA, 6.443%, 4/01/18 ............................................          195,562            204,210
    FNMA, 6.452%, 7/01/31 ............................................          984,274          1,035,031
    FNMA, 6.454%, 7/01/25 ............................................           90,181             91,501
    FNMA, 6.476%, 12/01/22 ...........................................          223,157            225,868
    FNMA, 6.581%, 6/01/17 ............................................          101,018            101,818
    FNMA, 6.671%, 7/01/14 ............................................          335,508            341,808
    FNMA, 6.797%, 11/01/31 ...........................................          439,331            452,161
    FNMA, 6.812%, 4/01/21 ............................................           35,849             36,390
    FNMA, 6.821%, 7/01/19 ............................................        1,358,640          1,383,917
    FNMA, 6.875%, 9/01/18 ............................................           52,721             53,821
    FNMA, 6.892%, 2/01/32 ............................................          159,627            162,854
    FNMA, 6.945%, 5/01/27 ............................................          189,453            192,727
    FNMA, 7.00%, 11/01/28 ............................................          136,442            140,459
    FNMA, 7.02%, 7/01/27 .............................................          143,606            146,054
    FNMA, 7.059%, 7/01/31 ............................................            6,484              6,502
    FNMA, 7.07%, 8/01/29 .............................................           58,947             59,907
    FNMA, 7.12%, 9/01/32 .............................................          443,317            453,164
    FNMA, 7.175%, 8/01/32 ............................................           39,267             39,112
    FNMA, 7.21%, 10/01/24 ............................................          380,239            390,059
    FNMA, 7.215%, 5/01/31 ............................................           29,136             28,986
    FNMA, 7.275%, 6/01/31 ............................................          383,483            385,987
    FNMA, 7.301%, 10/01/32 ...........................................          269,351            267,586
    FNMA, 7.378%, 8/01/26 ............................................          147,443            151,792
    FNMA, 7.52%, 7/01/26 .............................................           44,630             44,734
                                                                                              ------------
                                                                                                11,673,881
                                                                                              ------------

                             Semiannual Report | 13

FRANKLIN STRATEGIC MORTGAGE PORTFOLIO

                                                                           PRINCIPAL AMOUNT (a)       VALUE
                                                                           --------------------   -------------
    LONG TERM INVESTMENTS (CONTINUED)
    MORTGAGE-BACKED SECURITIES (CONTINUED)
    FEDERAL NATIONAL MORTGAGE ASSOCIATION (FNMA) FIXED RATE 41.4%
    FNMA 15 Year, 5.00%, 6/01/18 - 4/01/20 .............................         4,772,307        $   4,832,732
    FNMA 15 Year, 5.00%, 7/01/18 .......................................         3,700,412            3,756,186
    FNMA 15 Year, 5.50%, 5/01/14 - 2/01/18 .............................         3,622,763            3,719,064
    FNMA 15 Year, 6.50%, 9/01/08 - 10/01/16 ............................           306,308              321,562
    FNMA 15 Year, 7.00%, 11/01/11 ......................................               765                  800
    FNMA 15 Year, 7.50%, 7/01/09 - 7/01/12 .............................            24,416               25,460
    FNMA 15 Year, 9.00%, 2/01/11 - 11/01/11 ............................           260,905              276,020
(c) FNMA 30 Year, 5.00%, 4/01/34 - 4/01/37 .............................         2,884,060            2,857,663
    FNMA 30 Year, 5.50%, 9/01/33 - 11/01/35 ............................         9,327,716            9,446,377
    FNMA 30 Year, 5.50%, 11/01/34 ......................................        15,443,466           15,631,487
(c) FNMA 30 Year, 5.50%, 4/01/35 .......................................         5,600,000            5,653,374
    FNMA 30 Year, 6.00%, 12/01/23 - 12/01/35 ...........................        11,147,636           11,470,554
(c) FNMA 30 Year, 6.00%, 4/01/29 .......................................        13,100,000           13,421,356
    FNMA 30 Year, 6.00%, 10/01/34 ......................................         5,066,334            5,208,689
    FNMA 30 Year, 6.50%, 12/01/27 - 8/01/32 ............................         7,125,003            7,434,514
    FNMA 30 Year, 7.50%, 8/01/25 - 5/01/32 .............................           430,112              464,507
    FNMA 30 Year, 8.00%, 1/01/25 - 7/01/31 .............................            70,654               76,628
    FNMA 30 Year, 8.50%, 11/01/26 - 11/01/28 ...........................           923,138            1,015,001
    FNMA 30 Year, 9.00%, 8/01/09 - 9/01/26 .............................            67,845               74,256
    FNMA 30 Year, 9.50%, 11/01/15 - 4/01/30 ............................           311,904              343,780
    FNMA 30 Year, 10.00%, 8/01/15 - 4/01/21 ............................           310,372              366,510
    FNMA 30 Year, 10.50%, 1/01/16 - 5/01/30 ............................            25,071               28,510
    FNMA 30 Year, 11.00%, 10/01/15 .....................................            12,700               14,106
    FNMA 30 Year, 12.00%, 4/01/15 - 5/01/16 ............................             3,470                4,077
    FNMA 30 Year, 12.50%, 12/01/13 .....................................               703                  833
                                                                                                  -------------
                                                                                                     86,444,046
                                                                                                  -------------
(b) GOVERNMENT NATIONAL MORTGAGE ASSOCIATION (GNMA) ADJUSTABLE RATE 0.2%
    GNMA, 5.125%, 11/20/25 .............................................            77,411               77,342
    GNMA, 5.625%, 7/20/27 ..............................................           233,940              235,522
                                                                                                  -------------
                                                                                                        312,864
                                                                                                  -------------
    GOVERNMENT NATIONAL MORTGAGE ASSOCIATION (GNMA) FIXED RATE 2.5%
    GNMA I SF 15 Year, 7.00%, 4/15/14 ..................................            32,344               33,917
    GNMA I SF 15 Year, 8.00%, 9/15/15 ..................................            29,562               31,535
    GNMA I SF 30 Year, 6.50%, 1/15/24 - 9/15/32 ........................           687,559              718,314
    GNMA I SF 30 Year, 7.00%, 3/15/17 - 2/15/32 ........................           710,728              759,146
    GNMA I SF 30 Year, 7.50%, 10/15/23 - 10/15/29 ......................            97,255              104,918
    GNMA I SF 30 Year, 8.00%, 1/15/17 - 9/15/27 ........................           366,302              399,932
    GNMA I SF 30 Year, 8.25%, 6/15/08 - 5/15/21 ........................           206,671              226,754
    GNMA I SF 30 Year, 8.50%, 6/15/16 - 7/15/24 ........................           452,190              498,001
    GNMA I SF 30 Year, 9.00%, 9/15/08 - 8/15/28 ........................            94,049              101,524
    GNMA I SF 30 Year, 9.50%, 10/15/09 - 1/15/10 .......................            57,616               60,458
    GNMA I SF 30 Year, 10.00%, 10/15/18 - 2/15/19 ......................             9,570               11,485
    GNMA I SF 30 Year, 10.50%, 1/15/16 .................................             1,039                1,247
    GNMA II SF 30 Year, 6.50%, 1/20/26 - 2/20/34 .......................         1,178,211            1,231,642
    GNMA II SF 30 Year, 7.50%, 11/20/22 - 7/20/32 ......................           609,364              654,229
    GNMA II SF 30 Year, 8.00%, 1/20/17 - 8/20/26 .......................           174,799              189,638

                             14 | Semiannual Report

FRANKLIN STRATEGIC MORTGAGE PORTFOLIO

                                                                                             PRINCIPAL AMOUNT (a)        VALUE
                                                                                             --------------------   --------------
      LONG TERM INVESTMENTS (CONTINUED)
      MORTGAGE-BACKED SECURITIES (CONTINUED)
      GOVERNMENT NATIONAL MORTGAGE ASSOCIATION (GNMA) FIXED RATE (CONTINUED)
      GNMA II SF 30 Year, 8.50%, 7/20/16 - 8/20/16 ........................................          77,765         $       84,804
      GNMA II SF 30 Year, 9.00%, 11/20/19 - 3/20/25 .......................................           8,157                  8,950
      GNMA II SF 30 Year, 10.50%, 6/20/20 .................................................              27                     33
                                                                                                                    --------------
                                                                                                                         5,116,527
                                                                                                                    --------------
      TOTAL MORTGAGE-BACKED SECURITIES (COST $185,559,949) ................................                            187,685,528
                                                                                                                    --------------
      ASSET-BACKED SECURITIES AND COMMERCIAL MORTGAGE-BACKED SECURITIES 37.6% FINANCE 37.6%
(b)   ACE Securities Corp., 2004-HE4, M9, 5.699%, 12/25/34 ................................         947,011                145,593
(b)   AFC Home Equity Loan Trust, 1997-4, 2A2, 3.239%, 12/22/27 ...........................         478,298                452,453
(b,d) Ameriquest Mortgage Securities Inc., 2003-12, M2, 4.299%, 1/25/34 ...................       2,312,428              1,657,317
(b)   Asset-Backed Funding Certificates, 2005-HE2, A2C, 2.899%, 6/25/35 ...................         486,403                483,033
(b)   Asset-Backed Securities Corp. Home Equity Loan Trust, 2005-HE4, A1,
        2.759%, 5/25/35 ...................................................................         176,719                156,937
(b,e) Bayview Commercial Asset Trust, 2006-CD1A, A-1, 144A, 3.899%, 7/25/23 (Canada) ......       1,764,874 CAD          1,736,064
      Bear Stearns Commercial Mortgage Securities Inc.,
             2005-PW10, A4, 5.405%, 12/11/40 ..............................................       3,000,000              3,017,416
      (b,e)  2007-T26, B, 144A, 5.77%, 1/12/45 ............................................       2,650,000              1,721,754
      CitiFinancial Mortgage Securities Inc., 2003-4, AF6, 4.493%, 10/25/33 ...............       2,141,846              2,088,687
      Citigroup/Deutsche Bank Commercial Mortgage Trust,
             2006-CD3, A5, 5.617%, 10/15/48 ...............................................       7,000,000              6,973,804
             2007-CD4, C, 5.476%, 12/11/49 ................................................       6,500,000              4,390,882
(b)   Contimortgage Home Equity Loan Trust, 1999-3, A6, 8.18%, 12/25/29 ...................          76,476                 76,238
      Countrywide Asset-Backed Certificates,
             2004-7, AF4, 4.774%, 8/25/32 .................................................         889,298                881,463
      (b)    2006-11, 1AF1, 2.719%, 9/25/46 ...............................................         667,882                652,158
(b)   FHLMC, 2942, TF, 3.168%, 3/15/35 ....................................................       1,487,683              1,464,686
(b)   First Franklin Mortgage Loan Asset-Backed Certificates,
             2004-FF3, B3, 6.599%, 5/25/34 ................................................         270,099                  5,665
             2004-FF11, 1A2, 2.949%, 1/25/35 ..............................................         280,716                237,019
             2006-FF12, A2, 2.639%, 9/25/36 ...............................................       1,552,820              1,470,353
      FNMA,
      (b)    2007-1, NF, 2.849%, 2/25/37 ..................................................       1,112,004              1,091,109
             G93-33, K, 7.00%, 9/25/23 ....................................................       1,997,454              2,145,385
      GE Capital Commercial Mortgage Corp., 2003-C1, A4, 4.819%, 1/10/38 ..................       1,262,683              1,239,368
      Greenwich Capital Commercial Funding Corp.,
             2004-GG1, A7, 5.317%, 6/10/36 ................................................       5,000,000              4,994,112
             2007-GG9, C, 5.554%, 3/10/39 .................................................       3,500,000              2,384,734
(b)   HSI Asset Securitization Corp. Trust, 2006-OPT4, 2A2, 2.709%, 3/25/36 ...............       1,750,000              1,720,625
      JPMorgan Chase Commercial Mortgage Securities Corp.,
      (b)    2004-CB9, A4, 5.553%, 6/12/41 ................................................       3,779,632              3,871,771
             2004-LN2, A2, 5.115%, 7/15/41 ................................................         557,685                557,176
      LB-UBS Commercial Mortgage Trust, 2007-C2, C, 5.611%, 2/15/40 .......................       6,100,000              4,151,856
(b)   Master Asset-Backed Securities Trust, 2006-AB1, A1, 2.739%, 2/25/36 .................       1,604,101              1,569,363
(b)   Merrill Lynch Mortgage Investors Trust, 2006-RM2, A1B, 2.834%, 5/25/37 ..............       5,139,707              4,521,437
(b)   Morgan Stanley ABS Capital I,
             2006-NC3, A2B, 2.719%, 3/25/36 ...............................................       3,000,000              2,933,458
             2006-NC4, A2A, 2.629%, 6/25/36 ...............................................         493,418                487,517

                             Semiannual Report | 15

FRANKLIN STRATEGIC MORTGAGE PORTFOLIO

                                                                                          PRINCIPAL AMOUNT (a)        VALUE
                                                                                          --------------------   --------------
      LONG TERM INVESTMENTS (CONTINUED)
      ASSET-BACKED SECURITIES AND COMMERCIAL MORTGAGE-BACKED SECURITIES (CONTINUED)

(b)   Morgan Stanley Capital I, 2004-IQ7, A4, 5.539%, 6/15/38 ..........................        6,000,000        $    6,075,733
(b)   Novastar Home Equity Loan, 2004-4, M4, 3.699%, 3/25/35 ...........................        1,500,000             1,016,430
(b)   Ownit Mortgage Loan Asset-Backed Certificates, 2006-6, A2B, 2.709%, 9/25/37 ......        2,000,000             1,761,522
(b)   Permanent Financing PLC, 8, 2A, 3.06%, 6/10/14 (United Kingdom) ..................        6,100,000             6,096,944
      Residential Asset Securities Corp.,
          2004-KS1, AI4, 4.213%, 4/25/32 ...............................................        1,169,705             1,160,084
      (b) 2005-AHL2, A2, 2.859%, 10/25/35 ..............................................          274,335               258,874
      Residential Funding Mortgage Securities II, ......................................
          2004-HI2, A4, 5.24%, 9/25/18 .................................................        1,230,494             1,176,847
      (b) 2006-HI1, A1, 2.709%, 2/25/36 ................................................          259,961               256,523
(b)   Specialty Underwriting and Residential Finance, 2006-BC2, A2A, 2.659%, 2/25/37 ...          261,117               258,663
(b)   Structured Asset Investment Loan Trust, 2004-1, M5, 7.099%, 2/25/34 ..............          434,772               145,235
(b,e) Structured Asset Securities Corp., 2005-SC1, 1A1, 144A, 2.869%, 5/25/31 ..........          872,095               795,101
(b)   Travelers Mortgage Services Inc., 1998-5A, A, 7.047%, 12/25/18 ...................          139,223               139,223
      Vanderbilt Mortgage Finance, 1998-C, 1A6, 6.75%, 10/07/28 ........................          100,000               107,412
                                                                                                                 --------------
      TOTAL ASSET-BACKED SECURITIES AND COMMERCIAL MORTGAGE-BACKED SECURITIES
        (COST $89,088,945) .............................................................                             78,528,024
                                                                                                                 --------------
      TOTAL LONG TERM INVESTMENTS (COST $274,648,894) ..................................                            266,213,552
                                                                                                                 --------------
      SHORT TERM INVESTMENTS 4.3%
      U.S. GOVERNMENT AND AGENCY SECURITIES (COST $199,293) 0.1%
(f,g) U.S. Treasury Bill, 5/29/08 ......................................................          200,000               199,583
                                                                                                                 --------------
      TOTAL INVESTMENTS BEFORE MONEY MARKET FUND (COST $ 274,848,187) ..................                            266,413,135
                                                                                                                 --------------

                                                                                                 SHARES
                                                                                               ---------
      MONEY MARKET FUND (COST $8,797,154) 4.2%
(h)   Franklin Institutional Fiduciary Trust Money Market Portfolio, 2.50% .....               8,797,154              8,797,154
                                                                                                                 --------------
      TOTAL INVESTMENTS (COST $283,645,341) 131.9% .............................                                    275,210,289
      OTHER ASSETS, LESS LIABILITIES (31.9)% ...................................                                     (66,528,10)
                                                                                                                 --------------
      NET ASSETS 100.0% ........................................................                                 $  208,682,180
                                                                                                                 ==============

CURRENCY ABBREVIATIONS
CAD - Canadian Dollar

SELECTED PORTFOLIO ABBREVIATIONS
PC - Participation Certificate
SF - Single Family

(a) The principal amount is stated in U.S. dollars unless otherwise indicated.

(b) The coupon rate shown represents the rate at period end.

(c) A portion or all of the security purchased on a to-be-announced basis. See
    Note 1(c).

(d) Security has been deemed illiquid because it may not be able to be sold within seven days. At March 31, 2008, the aggregate value of this security was $1,657,317, representing 0.79% of net assets.

(e) Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. These securities have been deemed liquid under guidelines approved by the Fund's Board of Trustees. At March 31, 2008, the aggregate value of these securities were $4,252,919, representing 2.04% of net assets.

(f) The security is traded on a discount basis with no stated coupon rate.

(g) Security or a portion of the security has been segregated as collateral for open futures agreements. At March 31, 2008, the value of securities and/or cash pledged amounted to $199,583.

(h) See Note 7 regarding investments in the Franklin Institutional Fiduciary Trust Money Market Portfolio. The rate shown is the annualized seven-day yield at period end.

         16 | The accompanying notes are an integral part of these financial statements. | Semiannual Report

FRANKLIN STRATEGIC MORTGAGE PORTFOLIO

FINANCIAL STATEMENTS

STATEMENT OF ASSETS AND LIABILITIES
March 31, 2008 (unaudited)

Assets:
 Investments in securities:
  Cost - Unaffiliated issuers ..................................................   $  274,848,187
  Cost - Sweep Money Fund (Note 7) .............................................        8,797,154
                                                                                   ==============
  Total cost of investments ....................................................   $  283,645,341
                                                                                   --------------
  Value - Unaffiliated issuers .................................................   $  266,413,135
  Value - Sweep Money Fund (Note 7) ............................................        8,797,154
                                                                                   --------------
  Total value of investments ...................................................      275,210,289
                                                                                   ==============
 Cash ..........................................................................           81,921
 Receivables:
  Investment securities sold ...................................................          114,088
  Capital shares sold ..........................................................           91,707
  Interest .....................................................................          867,456
                                                                                   --------------
    Total assets ...............................................................      276,365,461
                                                                                   --------------
Liabilities:
 Payables:
  Investment securities purchased ..............................................       66,959,453
  Capital shares redeemed ......................................................          397,046
  Affiliates ...................................................................           79,751
  Distributions to shareholders ................................................          147,185
  Variation margin .............................................................           22,578
 Accrued expenses and other liabilities ........................................           77,268
                                                                                   --------------
    Total liabilities ..........................................................       67,683,281
                                                                                   --------------
     Net assets, at value ......................................................   $  208,682,180
                                                                                   ==============
Net assets consist of:
 Paid-in capital ...............................................................   $  239,749,524
 Distributions in excess of net investment income ..............................       (1,101,877)
 Net unrealized appreciation (depreciation) ....................................       (8,493,937)
 Accumulated net realized gain (loss) ..........................................      (21,471,530)
                                                                                   --------------
     Net assets, at value ......................................................   $  208,682,180
                                                                                   ==============
Shares outstanding .............................................................       22,583,575
                                                                                   ==============
Net asset value per share (a) ..................................................   $         9.24
                                                                                   ==============
Maximum offering price per share (net asset value per share / 95.75%) ..........   $         9.65
                                                                                   ==============

(a) Redemption price is equal to net asset value less contingent deferred sales charges, if applicable, and redemption fees retained by the Fund.

                   Semiannual Report | The accompanying notes are an integral part of these financial statements. | 17

FRANKLIN STRATEGIC MORTGAGE PORTFOLIO

STATEMENT OF OPERATIONS
for the six months ended March 31, 2008 (unaudited)

Investment income:
 Dividends from Sweep Money Fund (Note 7) ......................................   $     129,633
 Interest ......................................................................       5,698,409
                                                                                   -------------
    Total investment income ....................................................       5,828,042
                                                                                   -------------
Expenses:
 Management fees (Note 3a) .....................................................         432,564
 Transfer agent fees (Note 3d) .................................................         121,383
 Custodian fees (Note 4) .......................................................           2,948
 Reports to shareholders .......................................................          24,625
 Registration and filing fees ..................................................          17,969
 Professional fees .............................................................          18,420
 Trustees' fees and expenses ...................................................          10,815
 Other .........................................................................           8,864
                                                                                   -------------
    Total expenses .............................................................         637,588
    Expense reductions (Note 4) ................................................            (249)
                                                                                   -------------
     Net expenses ..............................................................         637,339
                                                                                   -------------
      Net investment income ....................................................       5,190,703
                                                                                   -------------
Realized and unrealized gains (losses):
 Net realized gain (loss) from:
  Investments ..................................................................        (478,972)
  Foreign currency transactions ................................................          48,260
  Financial futures contracts ..................................................      (1,205,050)
                                                                                   -------------
      Net realized gain (loss) .................................................      (1,635,762)
                                                                                   -------------
Net change in unrealized appreciation (depreciation) on:
  Investments ..................................................................      (1,417,822)
  Translation of assets and liabilities denominated in foreign currencies ......         (40,709)
                                                                                   -------------
      Net change in unrealized appreciation (depreciation) .....................      (1,458,531)
                                                                                   -------------
Net realized and unrealized gain (loss) ........................................      (3,094,293)
                                                                                   -------------
Net increase (decrease) in net assets resulting from operations ................   $   2,096,410
                                                                                   =============

                  18 | The accompanying notes are an integral
            part of these financial statements. | Semiannual Report

FRANKLIN STRATEGIC MORTGAGE PORTFOLIO

STATEMENTS OF CHANGES IN NET ASSETS

                                                                                            SIX MONTHS ENDED
                                                                                              MARCH 31, 2008        YEAR ENDED
                                                                                               (UNAUDITED)     SEPTEMBER 30, 2007
                                                                                             ----------------  ------------------
Increase (decrease) in net assets:
 Operations:
  Net investment income ..................................................................   $    5,190,703    $   13,719,643
  Net realized gain (loss) from investments, foreign currency transactions and financial
   futures contracts .....................................................................       (1,635,762)       (1,286,310)
  Net change in unrealized appreciation (depreciation) on investments and translation of
   assets and liabilities denominated in foreign currencies ..............................       (1,458,531)       (2,558,371)
                                                                                             --------------    --------------
    Net increase (decrease) in net assets resulting from operations ......................        2,096,410         9,874,962
                                                                                             --------------    --------------
Distributions to shareholders from net investment income .................................       (6,172,015)      (14,759,374)
Capital share transactions (Note 2) ......................................................      (30,906,111)      (39,317,503)
                                                                                             --------------    --------------
Redemption fees ..........................................................................               80             1,009
                                                                                             --------------    --------------
    Net increase (decrease) in net assets ................................................      (34,981,636)      (44,200,906)
Net assets:
 Beginning of period .....................................................................      243,663,816       287,864,722
                                                                                             --------------    --------------
 End of period ...........................................................................   $  208,682,180    $  243,663,816
                                                                                             ==============    ==============
Distributions in excess of net investment income included in net assets:
 End of period ...........................................................................   $   (1,101,877)   $     (120,565)
                                                                                             ==============    ==============

                  Semiannual Report | The accompanying notes
                 are an integral part of these financial. | 19

FRANKLIN STRATEGIC MORTGAGE PORTFOLIO

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

Franklin Strategic Mortgage Portfolio (Trust) is registered under the Investment Company Act of 1940, as amended, (1940 Act) as a diversified, open-end investment company, consisting of one fund, the Franklin Strategic Mortgage Portfolio (Fund).

The following summarizes the Fund's significant accounting policies.

a. SECURITY VALUATION

Securities listed on a securities exchange or on the NASDAQ National Market System are valued at the last quoted sale price or the official closing price of the day, respectively. Over-the-counter securities and listed securities for which there is no reported sale are valued within the range of the most recent quoted bid and ask prices. Securities that trade in multiple markets or on multiple exchanges are valued according to the broadest and most representative market. Investments in open-end mutual funds are valued at the closing net asset value.

Government securities, mortgage pass-through securities, other mortgage-backed securities, collateralized mortgage obligations and asset-backed securities generally trade in the over-the-counter market rather than on a securities exchange. The Fund may utilize independent pricing services, quotations from bond dealers, and information with respect to bond and note transactions, to assist in determining a current market value for each security. The Fund's pricing services may use valuation models or matrix pricing which considers information with respect to comparable bond and note transactions, quotations from bond dealers, or by reference to other securities that are considered comparable in such characteristics as rating, interest rate and maturity date, option adjusted spread models, prepayment projections, interest rate spreads and yield curves, to determine current value.

The Trust has procedures to determine the fair value of individual securities and other assets for which market prices are not readily available or which may not be reliably priced. Methods for valuing these securities may include: fundamental analysis, matrix pricing, discounts from market prices of similar securities, or discounts applied due to the nature and duration of restrictions on the disposition of the securities. Due to the inherent uncertainty of valuations of such securities, the fair values may differ significantly from the values that would have been used had a ready market for such investments existed. Occasionally, events occur between the time at which trading in a security is completed and the close of the NYSE that might call into question the availability (including the reliability) of the value of a portfolio security held by the Fund. If such an event occurs, the securities may be valued using fair value procedures, which may include the use of independent pricing services. All security valuation procedures are approved by the Trust's Board of Trustees.

b. FOREIGN CURRENCY TRANSLATION

Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars based on the exchange rate of such currencies against U.S. dollars on the date of

                             20 | Semiannual Report

FRANKLIN STRATEGIC MORTGAGE PORTFOLIO

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES (continued)

b. FOREIGN CURRENCY TRANSLATION (CONTINUED)

valuation. Purchases and sales of securities, income and expense items denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date. Occasionally, events may impact the availability or reliability of foreign exchange rates used to convert the U.S. dollar equivalent value. If such an event occurs, the foreign exchange rate will be valued at fair value using procedures established and approved by the Trust's Board of Trustees.

The Fund does not separately report the effect of changes in foreign exchange rates from changes in market prices on securities held. Such changes are included in net realized and unrealized gain or loss from investments on the Statement of Operations.

Realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions and the difference between the recorded amounts of dividends, interest, and foreign withholding taxes and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in foreign exchange rates on foreign denominated assets and liabilities other than investments in securities held at the end of the reporting period.

c. SECURITIES PURCHASED ON A TBA BASIS

The Fund may purchase securities on a to-be-announced (TBA) basis, with payment and delivery scheduled for a future date. These transactions are subject to market fluctuations and are subject to the risk that the value at delivery may be more or less than the trade date purchase price. Although the Fund will generally purchase these securities with the intention of holding the securities, it may sell the securities before the settlement date. Sufficient assets have been segregated for these securities.

d. FUTURES CONTRACTS

The Fund may purchase financial futures contracts to gain exposure to market changes. A financial futures contract is an agreement between two parties to buy or sell a security for a set price on a future date. Required initial margin deposits of cash or securities are maintained by the counterparty in segregated accounts as disclosed in the Statement of Investments. Subsequent payments, known as variation margin, are made or received by the fund depending on the fluctuations in the value of the underlying securities. Such variation margin is accounted for as unrealized gains or losses until the contract is closed, at which time the gains or losses are reclassified to realized. Realized and unrealized gains and losses on these contracts are included in the Statement of Operations.

The risks of these contracts include the possibility there may be an illiquid secondary market and/or a change in the value of the contract may not correlate with the changes in the value of the underlying securities.

                             Semiannual Report | 21

FRANKLIN STRATEGIC MORTGAGE PORTFOLIO

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

e. FOREIGN CURRENCY CONTRACTS

When the Fund purchases or sells foreign securities it may enter into foreign exchange contracts to minimize foreign exchange risk from the trade date to the settlement date of the transactions. A foreign exchange contract is an agreement between two parties to exchange different currencies at an agreed upon exchange rate at a future date. Realized and unrealized gains and losses on these contracts are included in the Statement of Operations.

The risks of these contracts include movement in the values of the foreign currencies relative to the U.S. dollar and the possible inability of the counterparties to fulfill their obligations under the contracts, which may be in excess of the amount reflected in the Statement of Assets and Liabilities.

f. MORTGAGE DOLLAR ROLLS

The Fund enters into mortgage dollar rolls, typically on a TBA basis. Mortgage dollar rolls are agreements between the fund and a financial institution to simultaneously sell and repurchase mortgage-backed securities at a future date. Gains or losses are realized on the initial sale, and the difference between the repurchase price and the sale price is recorded as an unrealized gain or loss to the fund upon entering into the mortgage dollar roll. In addition, the Fund may earn interest on the cash proceeds that are received from the initial sale. During the period between the sale and repurchase, the Fund is not entitled to principal and interest paid on the mortgage backed securities. The risks of mortgage dollar roll transactions include the potential inability of the counterparty to fulfill its obligations.

g. INCOME TAXES

No provision has been made for U.S. income taxes because it is the Fund's policy to qualify as a regulated investment company under the Internal Revenue Code and to distribute to shareholders substantially all of its taxable income and net realized gains.

h. SECURITY TRANSACTIONS, INVESTMENT INCOME, EXPENSES AND DISTRIBUTIONS

Security transactions are accounted for on trade date. Realized gains and losses on security transactions are determined on a specific identification basis. Interest income and estimated expenses are accrued daily. Dividends from net investment income are normally declared daily and distributed monthly to shareholders. Distributions to shareholders are determined according to income tax regulations (tax basis). Distributable earnings determined on a tax basis may differ from earnings recorded in accordance with accounting principles generally accepted in the United States of America. These differences may be permanent or temporary. Permanent differences are reclassified among capital accounts to reflect their tax character. These reclassifications have no impact on net assets or the results of operations. Temporary differences are not reclassified, as they may reverse in subsequent periods.

                             22 | Semiannual Report

FRANKLIN STRATEGIC MORTGAGE PORTFOLIO

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

i. ACCOUNTING ESTIMATES

The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

j. REDEMPTION FEES

A short term trading redemption fee will be imposed, with some exceptions, on any fund shares that are redeemed or exchanged within seven calendar days following their purchase date. The redemption fee is 2% of the amount redeemed. Such fees are retained by the fund and accounted for as an addition to paid-in capital.

k. GUARANTEES AND INDEMNIFICATIONS

Under the Trust's organizational documents, its officers and trustees are indemnified by the Trust against certain liabilities arising out of the performance of their duties to the Trust. Additionally, in the normal course of business, the Trust, on the behalf of the Fund, enters into contracts with service providers that contain general indemnification clauses. The Trust's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust that have not yet occurred. Currently, the Trust expects the risk of loss to be remote.

2. SHARES OF BENEFICIAL INTEREST

At March 31, 2008, there were an unlimited number of shares authorized (without par value). Transactions in the Fund's shares were as follows:

                                                       SIX MONTHS ENDED                  YEAR ENDED
                                                        MARCH 31, 2008               SEPTEMBER 30, 2007
                                                 ----------------------------   ----------------------------
                                                    SHARES         AMOUNT         SHARES          AMOUNT
                                                 -----------   --------------   -----------   --------------
Shares sold ..................................      720,811    $   6,754,353     3,029,951    $  28,938,366
Shares issued in reinvestment of
   distributions .............................      553,203        5,193,774     1,296,189       12,353,213
Shares redeemed ..............................   (4,561,622)     (42,854,238)   (8,476,807)     (80,609,082)
                                                 ----------    -------------    ----------    -------------
Net increase (decrease) ......................   (3,287,608)   $ (30,906,111)   (4,150,667)   $ (39,317,503)
                                                 ==========    =============    ==========    =============

                             Semiannual Report | 23

FRANKLIN STRATEGIC MORTGAGE PORTFOLIO

3. TRANSACTIONS WITH AFFILIATES

Franklin Resources, Inc. is the holding company for various subsidiaries that together are referred to as Franklin Templeton Investments. Certain officers and trustees of the Trust are also officers and/or directors of the following subsidiaries:

SUBSIDIARY                                                      AFFILIATION
------------------------------------------------------------    ----------------------------
Franklin Advisers, Inc. (Advisers)                              Investment manager
Franklin Templeton Services, LLC (FT Services)                  Administrative manager
Franklin Templeton Distributors, Inc. (Distributors)            Principal underwriter
Franklin Templeton Investor Services, LLC (Investor Services)   Transfer agent

a. MANAGEMENT FEES

The Fund pays an investment management fee to Advisers based on the average daily net assets of the Fund as follows:

ANNUALIZED FEE RATE      AFFILIATION
-------------------      --------------------------------------------------------
      0.40%              First $250 million
      0.38%              Over $250 million, up to and including $500 million
      0.36%              In excess of $500 million

b. ADMINISTRATIVE FEES

Under an agreement with Advisers, FT Services provides administrative services to the Fund. The fee is paid by Advisers based on average daily net assets, and is not an additional expense of the Fund.

c. SALES CHARGES/UNDERWRITING AGREEMENTS

Distributors has advised the Fund of the following commission transactions related to the sales and redemptions of the Fund's shares for the period:

Sales charges retained net of commissions paid to unaffiliated
  broker/dealers.............................................................   $ 5,725
Contingent deferred sales charges retained...................................   $ 1,000

d. TRANSFER AGENT FEES

For the period ended March 31, 2008, the Fund paid transfer agent fees of $121,383, of which $72,055 was retained by Investor Services.

e. OTHER AFFILIATED TRANSACTIONS

At March 31, 2008, Advisers owned 28.43% of the Fund's outstanding shares.

                             24 | Semiannual Report

FRANKLIN STRATEGIC MORTGAGE PORTFOLIO

4. EXPENSE OFFSET ARRANGEMENT

The Fund has entered into an arrangement with its custodian whereby credits realized as a result of uninvested cash balances are used to reduce a portion of the Fund's custodian expenses. During the period ended March 31, 2008, the custodian fees were reduced as noted in the Statement of Operations.

5. INCOME TAXES

For tax purposes, capital losses may be carried over to offset future capital gains, if any. At September 30, 2007, the capital loss carryforwards were as follows:

Capital loss carryforwards expiring in:
   2012 ..................................   $  6,223,578
   2013 ..................................      4,584,050
   2014 ..................................      2,817,022
   2015 ..................................      4,099,588
                                             ------------
                                             $ 17,724,238
                                             ============

For tax purposes, realized capital losses occurring subsequent to October 31, may be deferred and treated as occurring on the first day of the following fiscal year. At September 30, 2007, the Fund deferred realized capital losses of $2,139,763.

At March 31, 2008, the cost of investments and net unrealized appreciation (depreciation) for income tax purposes were as follows:

Cost of investments ......................   $ 283,920,433
                                             -------------

Unrealized appreciation ..................   $   2,711,137
Unrealized depreciation ..................     (11,421,281)
                                             -------------
Net unrealized appreciation
   (depreciation) ........................   $  (8,710,144)
                                             =============

Net investment income differs for financial statement and tax purposes primarily due to differing treatments of foreign currency transactions, mortgage dollar roll and paydown losses.

Net realized gains (losses) differ for financial statement and tax purposes primarily due to differing treatments of wash sales, foreign currency transactions, mortgage dollar roll, financial futures transactions and paydown losses.

6. INVESTMENT TRANSACTIONS

Purchases and sales of investments (excluding short term securities) for the period ended March 31, 2008, aggregated $459,476,283 and $498,989,810, respectively.

                             Semiannual Report | 25

FRANKLIN STRATEGIC MORTGAGE PORTFOLIO

7. INVESTMENTS IN FRANKLIN INSTITUTIONAL FIDUCIARY TRUST MONEY MARKET PORTFOLIO

The Fund may invest in the Franklin Institutional Fiduciary Trust Money Market Portfolio (Sweep Money Fund), an open-end investment company managed by Advisers. Management fees paid by the Fund are reduced on assets invested in the Sweep Money Fund, in an amount not to exceed the management and administrative fees paid by the Sweep Money Fund.

8. FINANCIAL FUTURES CONTRACTS

At March 31, 2008, the Fund had the following financial futures contracts outstanding:

                          NUMBER OF                    CONTRACT     UNREALIZED
                          CONTRACTS   DELIVERY DATE   FACE VALUE    GAIN(LOSS)
                          ---------   -------------   -----------   ----------
CONTRACTS TO SELL
U.S. Treasury
  Long Bond ...........      85          6/19/08      $ 8,500,000   $ (58,884)

9. CONCENTRATION OF CREDIT RISK

The Fund has 37.6% of its net assets invested in asset-backed and commercial mortgage-backed securities. Investments in these securities may subject the Fund to increased market volatility which can cause the Fund's net asset value per share to fluctuate.

10. REGULATORY AND LITIGATION MATTERS

As part of various investigations by a number of federal, state, and foreign regulators and governmental entities, including the U.S. Securities and Exchange Commission ("SEC"), relating to certain practices in the mutual fund industry, including late trading, market timing and marketing support payments to securities dealers who sell fund shares ("marketing support"), Franklin Resources, Inc. and certain of its subsidiaries (collectively, the "Company"), entered into settlements with certain of those regulators and governmental entities. Specifically, the Company entered into settlements with the SEC, among others, concerning market timing and marketing support.

On May 9, 2008, the SEC approved a final plan of distribution for the Company's market timing settlement. Disbursements of settlement monies will be made promptly to individuals who were shareholders of the designated funds during the relevant period, in accordance with the terms and conditions of the settlement and plan.

In addition, the Company, as well as most of the mutual funds within Franklin Templeton Investments and certain current or former officers, Company directors, fund directors, and employees, have been named in private lawsuits (styled as shareholder class actions, or as derivative actions on behalf of either the named funds or Franklin Resources, Inc.). The lawsuits relate to the industry practices referenced above.

                             26 | Semiannual Report

FRANKLIN STRATEGIC MORTGAGE PORTFOLIO

10. REGULATORY AND LITIGATION MATTERS (CONTINUED)

The Company and fund management believe that the claims made in each of the private lawsuits referenced above are without merit and intend to defend against them vigorously. The Company cannot predict with certainty the eventual outcome of these lawsuits, nor whether they will have a material negative impact on the Company. If it is determined that the Company bears responsibility for any unlawful or inappropriate conduct that caused losses to the Trust, it is committed to making the Trust or its shareholders whole, as appropriate.

11. NEW ACCOUNTING PRONOUNCEMENTS

The Fund adopted Financial Accounting Standards Board (FASB) issued FASB Interpretation No. 48, "Accounting for Uncertainty in Income Taxes - an Interpretation of FASB Statement No. 109" (FIN 48), on March 31, 2008. FIN 48 clarifies the accounting for uncertainty in tax positions taken or expected to be taken in a tax return. FIN 48 provides guidance on the measurement, recognition, classification and disclosure of tax positions, along with accounting for the related interest and penalties. The Fund has reviewed the tax positions for each of the three open tax years as of September 30, 2007 and has determined that the implementation of FIN 48 did not have a material impact on the Fund's financial statements.

In September 2006, FASB issued FASB Statement No. 157, "Fair Value Measurement" (SFAS 157), which defines fair value, establishes a framework for measuring fair value, and expands disclosures about fair value measurements. SFAS 157 is effective for fiscal years beginning after November 15, 2007, and interim periods within those fiscal years. The Trust believes the adoption of SFAS 157 will have no material impact on its financial statements.

In March 2008, FASB issued FASB Statement No. 161, "Disclosures about Derivative Instruments and Hedging Activities, an amendment of FASB Statement No. 133" (SFAS 161), which expands disclosures about derivative investments and hedging activities. SFAS 161 is effective for fiscal years beginning after November 15, 2008, and interim periods within those fiscal years. The Fund is currently evaluating the impact, if any, of applying the various provisions of SFAS 161.

                             Semiannual Report | 27

FRANKLIN STRATEGIC MORTGAGE PORTFOLIO

SHAREHOLDER INFORMATION

BOARD REVIEW OF INVESTMENT MANAGEMENT AGREEMENT

At a meeting held February 25, 2008, the Board of Trustees (Board), including a majority of non-interested or independent Trustees, approved renewal of the investment management agreement for the Fund. In reaching this decision, the Board took into account information furnished throughout the year at regular Board meetings, as well as information prepared specifically in connection with the annual renewal review process. Information furnished and discussed throughout the year included investment performance reports and related financial information for the Fund, as well as periodic reports on shareholder services, legal, compliance, pricing, brokerage commissions and execution and other services provided by the Investment Manager (Manager) and its affiliates. Information furnished specifically in connection with the renewal process included a report for the Fund prepared by Lipper, Inc. (Lipper), an independent organization, as well as a Fund profitability analysis report prepared by management. The Lipper report compared the Fund's investment performance and expenses with those of other mutual funds deemed comparable to the Fund as selected by Lipper. The Fund profitability analysis report discussed the profitability to Franklin Templeton Investments from its overall U.S. fund operations, as well as on an individual fund-by-fund basis. Included with such profitability analysis report was information on a fund-by-fund basis listing portfolio managers and other accounts they manage, as well as information on management fees charged by the Manager and its affiliates including management's explanation of differences where relevant and a three-year expense analysis with an explanation for any increase in expense ratios. Additional material accompanying such report was a memorandum prepared by management describing project initiatives and capital investments relating to the services provided to the Fund by the Franklin Templeton Investments organization, as well as a memorandum relating to economies of scale and a comparative analysis concerning transfer agent fees charged the Fund.

In considering such materials, the independent Trustees received assistance and advice from and met separately with independent counsel. In approving continuance of the investment management agreement for the Fund, the Board, including a majority of independent Trustees, determined that the existing management fee structure was fair and reasonable and that continuance of the investment management agreement was in the best interests of the Fund and its shareholders. While attention was given to all information furnished, the following discusses some primary factors relevant to the Board's decision.

NATURE, EXTENT AND QUALITY OF SERVICES. The Board was satisfied with the nature and quality of the overall services provided by the Manager and its affiliates to the Fund and its shareholders. In addition to investment performance and expenses discussed later, the Board's opinion was based, in part, upon periodic reports furnished them showing that the investment policies and restrictions for the Fund were consistently complied with as well as other reports periodically furnished the Board covering matters such as the compliance of portfolio managers and other management personnel with the code of ethics adopted throughout the Franklin Templeton fund complex, the adherence to fair value pricing procedures established by the Board, and the accuracy of net asset value calculations. The Board also noted the extent of benefits provided Fund shareholders from being part of the Franklin Templeton family of funds, including the right to exchange

                             28 | Semiannual Report

FRANKLIN STRATEGIC MORTGAGE PORTFOLIO

BOARD REVIEW OF INVESTMENT MANAGEMENT AGREEMENT (CONTINUED)

investments between the same class of funds without a sales charge, the ability to reinvest Fund dividends into other funds and the right to combine holdings in other funds to obtain a reduced sales charge. Favorable consideration was given to management's continuous efforts and expenditures in establishing back-up systems and recovery procedures to function in the event of a natural disaster, it being noted by the Board that such systems and procedures had functioned smoothly during the Florida hurricanes and blackouts experienced in recent years. Among other factors taken into account by the Board were the Manager's best execution trading policies, including a favorable report by an independent portfolio trading analytical firm. Consideration was also given to the experience of the Fund's portfolio management team, the number of accounts managed and general method of compensation. In this latter respect, the Board noted that a primary factor in management's determination of a portfolio manager's bonus compensation was the relative investment performance of the funds he or she managed and that a portion of a portfolio manager's bonus was required to be invested in a predesignated list of funds within such person's fund management area so as to be aligned with the interests of Fund shareholders. The Board also took into account the quality of transfer agent and shareholder services provided Fund shareholders by an affiliate of the Manager, noting continuing expenditures by management to increase and improve the scope of such services, periodic favorable reports on such service conducted by third parties, the high industry ranking given to the Franklin Templeton website, and the firsthand experience of individual Board members who deal with the shareholder services department in their capacities as shareholders in one or more of the various Franklin Templeton funds.

INVESTMENT PERFORMANCE. The Board placed significant emphasis on the investment performance of the Fund in view of its importance to shareholders. While consideration was given to performance reports and discussions with portfolio managers at Board meetings during the year, particular attention in assessing performance was given to the Lipper report furnished for the agreement renewal. The Lipper report prepared for the Fund showed its investment performance during 2007, as well as during the 10-year period ended December 31, 2007, in comparison to a performance universe consisting of all retail and institutional U.S. mortgage funds as selected by Lipper. The income performance for the Fund during 2007 and in each of the previous nine years as shown in the Lipper report was in the highest quintile of its Lipper performance universe. The Lipper report showed the Fund's total return to be in the second-lowest quintile of its performance universe in 2007, but in the highest or next-to-highest quintile of such universe during each of the previous nine years. The Board expressed its satisfaction with the Fund's comparative performance record as set forth in the Lipper report.

COMPARATIVE EXPENSES. Consideration was given to a comparison of the management fees and total expense ratios of the Fund with those of a group of funds selected by Lipper as its appropriate Lipper expense group. Prior to making such comparison, the Board relied upon a survey showing that the scope of services covered under the Fund's investment management agreement was similar to those provided by fund managers to other mutual fund groups. In reviewing comparative costs, emphasis was given to the contractual investment management fee charged the

                             Semiannual Report | 29

FRANKLIN STRATEGIC MORTGAGE PORTFOLIO

BOARD REVIEW OF INVESTMENT MANAGEMENT AGREEMENT (CONTINUED)

Fund in comparison with the contractual investment management fee that would have been charged by other funds within its Lipper expense group assuming they were the similar in size to the Fund, as well as the actual total expenses of the Fund in comparison with those of its Lipper expense group. The Lipper contractual investment management fee analysis includes administrative charges as being part of the contractual investment management fee, and actual total expenses, for comparative consistency, are shown by Lipper for Fund Class A shares. The Lipper expense comparisons showed that both the contractual investment management fee rate for the Fund, as well as its actual total expense rate, was in the least expensive quintile of its Lipper expense group. The Board was satisfied with the contractual investment management fee and total expenses of the Fund in comparison to its Lipper expense group.

MANAGEMENT PROFITABILITY. The Board also considered the level of profits realized by the Manager and its affiliates in connection with the operation of the Fund. In this respect, the Board reviewed the Fund profitability analysis that addresses the overall profitability of Franklin Templeton's U.S. fund business, as well as its profits in providing management and other services to the Fund. Specific attention was given to the methodology followed in allocating costs to the Fund, it being recognized that allocation methodologies are inherently subjective and various allocation methodologies may each be reasonable while producing different results. In this respect, the Board noted that while being continuously refined and reflecting changes in the Manager's own cost accounting, the cost allocation methodology was consistent with that followed in profitability report presentations for the Fund made in prior years and that the Fund's independent registered public accounting firm had been engaged by the Manager to perform certain procedures on a biennial basis, specified and approved by the Manager and the Fund's Board solely for their purposes and use in reference to the profitability analysis. In reviewing and discussing such analysis, management discussed with the Board its belief that costs incurred in establishing the infrastructure necessary for the type of mutual fund operations conducted by the Manager and its affiliates may not be fully reflected in the expenses allocated to the Fund in determining its profitability, as well as the fact that the level of profits, to a certain extent, reflected operational cost savings and efficiencies initiated by management. The Board also took into account management's expenditures in improving shareholder services provided the Fund, as well as the need to meet additional regulatory and compliance requirements resulting from the Sarbanes-Oxley Act and recent SEC and other regulatory requirements. In addition, the Board considered a third-party study comparing the profitability of the Manager's parent on an overall basis as compared to other publicly held managers broken down to show profitability from management operations exclusive of distribution expenses, as well as profitability including distribution expenses. The Board also considered the extent to which the Manager and its affiliates might derive ancillary benefits from fund operations, including its interest in a joint venture entity that financed up-front commissions paid to brokers/dealers who sold fund Class B shares prior to February 2005, when the offering of such shares was discontinued, as well as potential benefits resulting from allocation of fund brokerage and the use of "soft" commission

                             30 | Semiannual Report

FRANKLIN STRATEGIC MORTGAGE PORTFOLIO

BOARD REVIEW OF INVESTMENT MANAGEMENT AGREEMENT (CONTINUED)

dollars to pay for research. Based upon its consideration of all these factors, the Board determined that the level of profits realized by the Manager and its affiliates from providing services to the Fund was not excessive in view of the nature, quality and extent of services provided.

ECONOMIES OF SCALE. The Board also considered whether economies of scale are realized by the Manager as the Fund grows larger and the extent to which this is reflected in the level of management fees charged. While recognizing that any precise determination is inherently subjective, the Board noted that based upon the Fund profitability analysis, it appears that as some funds get larger, at some point economies of scale do result in the Manager realizing a larger profit margin on management services provided such a fund. The Board also noted that economies of scale are shared with a fund and its shareholders through management fee breakpoints so that as a fund grows in size, its effective management fee rate declines. The fee structure under the Fund's investment management agreement provides an initial fee of 0.40% on the first $250 million of assets; 0.38% on the next $250 million of assets; and 0.36% on assets in excess of $500 million. The Fund had assets of approximately $222 million at the end of 2007 and the Board believes to the extent any economies of scale may be realized by the Manager and its affiliates, the schedule of fees under the investment management agreement provides a sharing of benefits with the Fund and its shareholders.

PROXY VOTING POLICIES AND PROCEDURES

The Fund has established Proxy Voting Policies and Procedures (Policies) that the Fund uses to determine how to vote proxies relating to portfolio securities. Shareholders may view the Fund's complete Policies online at franklintempleton.com. Alternatively, shareholders may request copies of the Policies free of charge by calling the Proxy Group collect at 1-954/527-7678 or by sending a written request to: Franklin Templeton Companies, LLC, 500 East Broward Boulevard, Suite 1500, Fort Lauderdale, FL 33394, Attention: Proxy Group. Copies of the Fund's proxy voting records are also made available online at franklintempleton.com and posted on the U.S. Securities and Exchange Commission's website at sec.gov and reflect the most recent 12-month period ended June 30.

QUARTERLY STATEMENT OF INVESTMENTS

The Fund files a complete statement of investments with the U.S. Securities and Exchange Commission for the first and third quarters for each fiscal year on Form N-Q. Shareholders may view the filed Form N-Q by visiting the Commission's website at sec.gov. The filed form may also be viewed and copied at the Commission's Public Reference Room in Washington, DC. Information regarding the operations of the Public Reference Room may be obtained by calling 1-800/SEC-0330.

                             Semiannual Report | 31
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[FRANK TEMPLETON INVESTMENTS LOGO]

FRANK TEMPLETON                   One franklin parkway
  INVESTMENTS                   San Mateo, CA 94403-1906

      WANT TO RECEIVE THIS DOCUMENT FASTER VIA EMAIL?

      Eligible shareholders can sign up for eDelivery at franklintempleton.com. See inside for details.

SEMIANNUAL REPORT AND SHAREHOLDER LETTER

FRANKLIN STRATEGIC
MORTGAGE PORTFOLIO


INVESTMENT MANAGER

Franklin Advisers, Inc.

DISTRIBUTOR

Franklin Templeton Distributors, Inc.
1-800/DIAL BEN (R)
franklintempleton.com

SHAREHOLDER SERVICES

1-800/632-2301

Authorized for distribution only when accompanied or preceded by a prospectus. Investors should carefully consider a fund's investment goals, risks, charges and expenses before investing. The prospectus contains this and other information; please read it carefully before investing.

To ensure the highest quality of service, telephone calls to or from our service departments may be monitored, recorded and accessed. These calls can be identified by the presence of a regular beeping tone.

      ITEM 2. CODE OF ETHICS.

(a) The Registrant has adopted a code of ethics that applies to its principal executive officers and principal financial and accounting officer.

(c) N/A

(d) N/A

(f) Pursuant to Item 12(a)(1), the Registrant is attaching as an exhibit a copy of its code of ethics that applies to its principal executive officers and principal financial and accounting officer.

      ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

(a)(1) The Registrant has an audit committee financial expert serving on its audit committee.

(2) The audit committee financial expert is John B. Wilson and he is "independent" as defined under the relevant Securities and Exchange Commission Rules and Releases.

      ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES. N/A

      ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS. N/A

      ITEM 6. SCHEDULE OF INVESTMENTS. N/A

      ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND
PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.
N/A

      ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT
INVESTMENT COMPANIES. N/A

      ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END
MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS. N/A

      ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS. There have been no changes to the procedures by which shareholders may recommend nominees to the Registrant's Board of Trustees that would require disclosure herein.

      ITEM 11. CONTROLS AND PROCEDURES. (A) EVALUATION OF DISCLOSURE CONTROLS AND PROCEDURES. The Registrant maintains disclosure controls and procedures that are designed to ensure that information required to be disclosed in the Registrant's filings under the Securities Exchange Act of 1934 and the Investment Company Act of 1940 is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission. Such information is accumulated and communicated to the Registrant's management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure. The Registrant's management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within 90 days prior to the filing date of this Shareholder Report on Form N-CSR, the Registrant had carried out an evaluation, under the supervision and with the participation of the Registrant's management, including the Registrant's principal executive officer and the Registrant's principal financial officer, of the effectiveness of the design and operation of the Registrant's disclosure controls and procedures. Based on such evaluation, the Registrant's principal executive officer and principal financial officer concluded that the Registrant's disclosure controls and procedures are effective.

(B) CHANGES IN INTERNAL CONTROLS. There have been no significant changes in the Registrant's internal controls or in other factors that could significantly affect the internal controls subsequent to the date of their evaluation in connection with the preparation of this Shareholder Report on Form N-CSR.

ITEM 12. EXHIBITS.

(a)(1) Code of Ethics

(a)(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 of Galen G. Vetter, Chief Executive Officer - Finance and Administration, and Laura F. Fergerson, Chief Financial Officer and Chief Accounting Officer

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 of Galen G. Vetter, Chief Executive Officer - Finance and Administration, and Laura
F. Fergerson, Chief Financial Officer and Chief Accounting Officer

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

FRANKLIN STRATEGIC MORTGAGE PORTFOLIO

By /s/GALEN G. VETTER
   ------------------
      Galen G. Vetter
      Chief Executive Officer - Finance and Administration
Date  May 27, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By /S/GALEN G. VETTER
   ------------------
      Galen G. Vetter
      Chief Executive Officer - Finance and Administration
Date  May 27, 2008


By /S/LAURA F. FERGERSON
   ---------------------
      Laura F. Fergerson
      Chief Financial Officer and Chief Accounting Officer
Date  May 27, 2008